RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE – 11 RELATED PARTY TRANSACTIONS AND BALANCES

Apart from the related party transactions and balances disclosed elsewhere in these unaudited condensed consolidated financial statements, the Company did not have any other significant or material related party transactions during the periods presented.